Other non-current assets	6 Months Ended
Dec. 31, 2025
Disclosure Text Block Supplement [Abstract]
Other non-current assets

9. Other non-current assets

	As of December 31,	As of June 30,
	2025	2025
	US$	US$
Long-term unamortized expenses	1,721,878	1,537,791
Deposits on Property and Equipment	1,591.667	-
Other non-current assets	3,313,545	1,537,791